Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands		Manager Shares [Member]	Common Shares [Member]		Additional Paid-in Capital [Member]		Retained Earnings [Member]		Accumulated Other Comprehensive Loss, Net [Member]		Total
Beginning balance at Dec. 31, 2016		$ 0	$ 32		$ 536,922		$ 66,026		$ (9,745)		$ 593,235
Beginning balance (in shares) at Dec. 31, 2016		100	32,256,440
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued in connection with SARs exercised		$ 0	$ 0		0		0		0		$ 0
Shares issued in connection with SARs exercised (in shares)		0	1,481								1,481
Shares repurchased		$ 0	$ (4)		(57,285)		0		0		$ (57,289)
Shares repurchased (in shares)			(4,274,569)								(4,274,569)
Net income		0	$ 0		0		2,598		0		$ 2,598
Net change in the fair value of derivatives, net of deferred tax		0	0	[1]	0	[1]	0	[1]	3,926	[1]	3,926	[1],[2]
Reclassification from other comprehensive loss into earnings due to derivatives that no longer qualified for hedge accounting treatment, net of deferred tax		0	0	[1]	0	[1]	0	[1]	1,239	[1]	1,239	[1],[3]
Ending balance at Dec. 31, 2017		$ 0	$ 28		479,637		68,624		(4,580)		$ 543,709
Ending balance (in shares) at Dec. 31, 2017		100	27,983,352
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued in connection with SARs exercised (in shares)											0
Shares repurchased (in shares)											0
Shares issued in connection with AirAsia transactions		$ 0	$ 5		69,486		0		0		$ 69,491
Shares issued in connection with AirAsia transactions (in shares)		0	4,666,667
Net income		$ 0	$ 0		0		85,723		0		85,723
Net change in the fair value of derivatives, net of deferred tax	[1]	0	0		0		0		(530)		(530)	[2]
Reclassification from other comprehensive loss into earnings due to derivatives that no longer qualified for hedge accounting treatment, net of deferred tax	[1]	0	0		0		0		3,717		3,717	[3]
Ending balance at Dec. 31, 2018		$ 0	$ 33		549,123		154,347		(1,393)		702,110
Ending balance (in shares) at Dec. 31, 2018		100	32,650,019
Reclassification from prior period losses into other comprehensive loss due to adoption of new accounting guidance, net of deferred tax of $0.1 million at Dec. 31, 2018							168		(168)		0
Adjusted beginning balance at Dec. 31, 2018		$ 0	$ 33		549,123		154,515		(1,561)		702,110
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued in connection with SARs exercised		$ 0	$ 0		0		0		0		$ 0
Shares issued in connection with SARs exercised (in shares)		0	258,828								258,828
Shares repurchased		$ 0	$ (2)		(32,869)		0		0		$ (32,871)
Shares repurchased (in shares)		0	(2,010,437)								(2,010,437)
Net income		$ 0	$ 0		0		225,877		0		$ 225,877
Net change in the fair value of derivatives, net of deferred tax	[1]	0	0		0		0		(19,668)		(19,668)	[2]
Reclassification from other comprehensive loss into earnings due to derivatives that no longer qualified for hedge accounting treatment, net of deferred tax	[1]	0	0		0		0		2,829		2,829	[3]
Ending balance at Dec. 31, 2019		$ 0	$ 31		$ 516,254		$ 380,392		$ (18,400)		$ 878,277
Ending balance (in shares) at Dec. 31, 2019		100	30,898,410

[1]	See Note 11 to Notes to Consolidated Financial Statements.
[2]	The associated deferred tax benefit for the years ended December 31, 2019 and 2018 was $3.5 million and $0.7 million, respectively. The associated deferred tax expense was $0.6 million for the year ended December 31, 2017.
[3]	The associated deferred tax expense was $0.4 million, $0.3 million and $0.2 million for the years ended December 31, 2019, 2018 and 2017, respectively.